COMMITMENTS AND CONTINGENT LIABILITIES (Legal Claims Contingencies) (Details)	0 Months Ended		12 Months Ended
	Nov. 29, 2011 USD ($)	Nov. 29, 2011 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS
Legal claims contingencies
Damages being sought in litigation matter	$ 1,620	6,151	$ 1,620,000	6,151,000